Acquisitions - Pro Forma (Details) - Spinnaker Insurance Company (Spinnaker) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Pro forma revenue	$ 54.1
Pro forma net loss	$ (136.6)